Note 18 - Tax assets and Liabilities	6 Months Ended
Jun. 30, 2020
Disclosure Of Tax Assets And Liabilties Abstract
Disclosure Of Tax Assets And Liabiltiies Explanatory

18. Tax assets and liabilities

18.1 Consolidated tax group

Pursuant to current legislation, BBVA consolidated tax group in Spain includes the Bank (as the parent company) and its Spanish subsidiaries that meet the requirements provided for under Spanish legislation regulating the taxation regime for the consolidated profit of corporate groups.

The Group’s non-Spanish banks and subsidiaries file tax returns in accordance with the tax legislation in force in each country.

18.2 Current and deferred taxes

The balance under the heading "Tax assets" in the accompanying consolidated balance sheets includes current and deferred tax assets. The balance under the “Tax liabilities” heading includes the Group’s various current and deferred tax liabilities. The details of the mentioned tax assets and liabilities are as follows:

Tax assets and liabilities (Millions of Euros)
	June 2020	December 2019
Tax assets
Current tax assets	1,182	1,765
Deferred tax assets	15,536	15,318
Total	16,718	17,083
Tax liabilities
Current tax liabilities	560	880
Deferred tax liabilities	1,968	1,928
Total	2,529	2,808

The Group has carried out an analysis of its recovery of deferred tax assets and liabilities taking into account the impact of COVID-19 pandemic (see Note 1.5) in the Group's consolidated Financial Statements as of June 30, 2020, and in the projections of taxable income in the coming years, without any relevant effects on the recognition of deferred tax assets and liabilities, as of June 30, 2020.